Warrants at Fair Value (Details Textual) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 07, 2017	Feb. 16, 2017	Apr. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Sep. 24, 2012
Warrants at Fair Value (Textual)
Gross funds raised				$ 5,300
Shares issued of ADS's				514,205,799	274,205,799
Warrants [Member]
Warrants at Fair Value (Textual)
Expected volatility rate				5.00%
Impairment loss recognised in profit or loss	$ 197	$ 204
ADS [Member]
Warrants at Fair Value (Textual)
Warrants purchased				2,400,000
Shares issued of ADS's				2,400,000		20
ADS [Member] | Warrants [Member]
Warrants at Fair Value (Textual)
Warrants purchased			17,978